GOING CONCERN (Details) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
GOING CONCERN
Net loss	$ 16,849,733	$ 34,826,989	$ 71,198,379
Net cash provided by operating activities	$ (8,628,371)	$ 10,058,470	$ (58,278,734)